Long-lived Assets	12 Months Ended
Dec. 31, 2012
Long Lived Assets [Abstract]
Long-lived Assets
Note 3 – Long-lived Assets

The following table summarizes the Company’s long-lived assets as of:

	December 31, 2012	December 31, 2011
Property and equipment
Equipment	$253,718	$244,799
Furniture and fixtures	38,950	38,950
Software	71,625	71,625
Product Tooling	0	51,373
Total property and equipment before accumulated depreciation	364,293	406,747

Less accumulated depreciation	(242,706)	(158,889)
Total property and equipment	121,587	247,858

Intangible assets
Patents	34,862	34,862
Trademark	4,525	4,525
Total intangible assets before accumulated amortization	39,387	39,387

Less accumulated amortization	(8,674)	(6,362)
Total intangible assets	$30,713	$33,025

Impairments of assets for the year ended December 31, 2012 totaled $33,302 as compared to $13,177 for the year ended December 31, 2011. The impairment for 2012 related primarily to tooling for the Company’s wind turbine components.